POST-EMPLOYMENT BENEFITS - Reconciliation of the liabilities of the pension plans and other benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ (28,430,481)	R$ (19,422,764)
Defined benefit pension plan
Amounts recognized in balance sheet and statement of income for the year
Present value of partially or fully covered actuarial liabilities	30,663,539	26,134,809
Fair value of plan assets	(27,385,218)	(24,149,547)
Net liabilities/(assets)	3,278,321	1,985,262
Net current cost of service	(55,849)	7,684
Net interest cost	(224,221)	(155,747)
Actuarial expense/(revenue) recognized in the fiscal year	R$ 280,070	R$ 148,063